Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 98.7%	Par	Value
Alabama - 3.6%
Alabama Housing Finance Authority
5.00%, 05/01/2026 (a)	$4,000,000	$4,005,508
5.00%, 02/01/2029 (Callable 02/01/2028) (a)	2,675,000	2,801,442
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,365,160
5.25%, 02/01/2053 (Callable 03/01/2029) (a)	1,250,000	1,308,006
5.00%, 05/01/2053 (a)	8,000,000	8,273,170
City of Oxford AL, 3.70%, 09/01/2041 (Callable 04/30/2025) (a)	1,000,000	1,000,000
City of Phenix City AL, 2.00%, 04/01/2027	1,090,000	1,054,662
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,905,000	6,338,935
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	8,400,000	8,457,172
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 05/02/2025)	375,000	374,206
Southeast Alabama Gas Supply District
5.00%, 04/01/2026	1,000,000	1,014,797
5.00%, 04/01/2027	1,000,000	1,028,105
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2027	1,975,000	2,017,615
5.00%, 02/01/2028	825,000	852,723
5.00%, 08/01/2028	1,100,000	1,142,331
5.00%, 11/01/2028	2,205,000	2,264,558
5.00%, 11/01/2029	1,000,000	1,052,945
5.00%, 11/01/2031	1,880,000	1,939,706
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	1,265,000	1,342,538
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	6,500,000	6,840,696
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	495,000	497,357
		56,971,632

Alaska - 0.4%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,470,000	1,470,938
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	2,635,000	2,776,123
University of Alaska
4.00%, 10/01/2025	330,000	331,183
4.00%, 10/01/2026 (Callable 05/02/2025)	1,400,000	1,400,847
		5,979,091

Arizona - 1.4%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	233,561
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,899,335
5.00%, 07/01/2029 (Callable 07/01/2026)	415,000	420,514
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	404,837
1.78%, 09/01/2030 (a)(b)(c)	3,629,803	3,348,330
5.00%, 07/01/2031 (Callable 07/01/2026)	195,000	197,099
3.63%, 05/20/2033	3,188,869	2,999,046
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,078,025
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 04/22/2025)	675,000	674,168
4.00%, 05/15/2026 (Callable 04/22/2025)	420,000	416,973
4.00%, 05/15/2027 (Callable 04/22/2025)	620,000	612,089
4.00%, 05/15/2030 (Callable 04/22/2025)	1,570,000	1,519,605
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027	145,000	151,152
5.00%, 07/01/2028	165,000	174,688
5.00%, 07/01/2029	195,000	208,975
5.00%, 07/01/2031	445,000	486,619
		21,825,016

Arkansas - 1.2%
Arkansas Development Finance Authority
4.00%, 07/01/2025	140,000	139,834
4.00%, 07/01/2026	190,000	189,179
5.00%, 02/01/2027	750,000	766,337
4.00%, 07/01/2027	225,000	223,614
5.00%, 02/01/2028	815,000	840,228
4.00%, 07/01/2028	230,000	227,709
5.00%, 02/01/2029	1,000,000	1,036,710
5.00%, 07/01/2054 (Callable 07/01/2033)	3,285,000	3,424,470
Batesville Public Facilities Board
5.00%, 06/01/2025	1,385,000	1,387,241
5.00%, 06/01/2026	850,000	850,488
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	455,000	440,441
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	3,350,000	3,249,008
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	205,000	201,181
1.50%, 09/01/2046 (Callable 09/01/2026)	160,000	155,786
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	25,000	24,918
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	540,000	512,425
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 05/02/2025)	255,000	255,206
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	2,300,000	2,256,492
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	455,000	451,991
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	205,000	198,044
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	273,364
5.00%, 12/01/2027	200,000	209,344
5.00%, 12/01/2029	255,000	273,111
5.00%, 12/01/2030	200,000	215,805
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,258,894
		19,061,820

California - 3.4%
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	717,383
5.00%, 10/01/2028	475,000	490,329
5.00%, 10/01/2029	650,000	674,462
5.00%, 11/01/2029	3,115,000	3,290,676
5.00%, 02/01/2055 (Callable 06/01/2032) (a)	2,500,000	2,668,068
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027) (b)	1,000,000	1,013,575
California Infrastructure & Economic Development Bank
3.98% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	2,550,000	2,540,951
1.75%, 08/01/2055 (Callable 02/01/2026) (a)	1,265,000	1,230,331
California Municipal Finance Authority, 4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,293,886
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2025) (b)	765,000	745,325
3.13%, 05/15/2029 (Callable 04/22/2025) (b)	1,000,000	969,008
5.70%, 06/01/2034 (Callable 06/01/2031) (b)	750,000	737,572
City of Los Angeles Department of Airports, 5.00%, 05/15/2027 (d)	7,000,000	7,218,376
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025) (a)	2,000,000	2,006,566
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 04/22/2025) (b)	3,959,000	3,918,338
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,650,000	1,657,787
Los Angeles Department of Water & Power
5.00%, 07/01/2028	470,000	496,155
5.00%, 07/01/2028	210,000	221,686
5.00%, 07/01/2028	110,000	116,121
5.00%, 07/01/2028	45,000	47,504
5.00%, 07/01/2028	30,000	31,669
5.00%, 07/01/2029 (Callable 01/01/2028)	350,000	365,696
5.00%, 07/01/2029 (Callable 01/01/2027)	315,000	323,588
5.00%, 07/01/2030 (Callable 01/01/2027)	1,785,000	1,831,586
5.00%, 07/01/2032 (Callable 01/01/2027)	1,000,000	1,023,767
5.00%, 07/01/2034 (Callable 07/01/2028)	390,000	405,449
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2027 (Callable 01/01/2026)	50,000	50,674
3.75%, 07/01/2050 (Callable 05/01/2025) (a)	4,000,000	4,000,000
Los Angeles Unified School District/CA
5.00%, 07/01/2029	4,450,000	4,867,652
5.00%, 07/01/2030	3,775,000	4,189,922
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)	4,000,000	3,401,682
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)	500,000	515,291
		54,061,075

Colorado - 2.4%
City & County of Denver CO Airport System Revenue, 5.25%, 11/15/2026 (d)	2,000,000	2,061,001
Colorado Bridge Enterprise, 4.00%, 06/30/2025 (d)	570,000	570,429
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	260,000	259,531
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	645,776
Colorado Health Facilities Authority
5.00%, 05/15/2025	525,000	525,213
5.00%, 05/15/2026	475,000	477,895
5.00%, 05/15/2027	400,000	404,985
2.13%, 05/15/2028 (Callable 05/02/2025)	2,905,000	2,820,404
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	254,601
5.00%, 08/01/2028	1,245,000	1,318,041
3.50%, 05/15/2030 (Callable 05/02/2025)	3,500,000	3,324,152
5.00%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,033,342
3.42% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,989,392
5.00%, 05/15/2062 (Callable 08/15/2027) (a)	7,595,000	8,022,577
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026) (a)	1,000,000	1,011,316
4.00%, 05/01/2048 (Callable 11/01/2026)	350,000	350,684
4.25%, 11/01/2049 (Callable 11/01/2028)	460,000	463,564
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	536,783
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	1,961,088
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 05/02/2025)	255,000	255,023
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 05/02/2025)	145,000	145,007
Elbert County Independence Water & Sanitation District, 5.13%, 12/01/2033 (Callable 12/01/2029)	2,700,000	2,690,451
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027	200,000	208,664
5.00%, 12/01/2028	200,000	211,306
5.00%, 12/01/2029	205,000	218,890
5.00%, 12/01/2030	370,000	398,616
Lanterns Metropolitan District No 1
5.00%, 12/01/2025	235,000	237,374
5.00%, 12/01/2027	185,000	191,989
5.00%, 12/01/2028	165,000	172,813
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	163,789
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	186,182
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026	200,000	205,387
5.00%, 12/01/2027	110,000	114,441
5.00%, 12/01/2028	240,000	252,290
5.00%, 12/01/2029	200,000	211,958
5.00%, 12/01/2030 (Callable 03/01/2030)	275,000	293,295
5.00%, 12/01/2031 (Callable 03/01/2030)	300,000	322,662
5.00%, 12/01/2032 (Callable 03/01/2030)	320,000	345,327
5.00%, 12/01/2033 (Callable 03/01/2030)	340,000	366,205
Park Creek Metropolitan District, 5.00%, 12/01/2033 (Callable 12/01/2025)	150,000	151,498
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	201,856
5.00%, 12/01/2026	240,000	245,986
5.00%, 12/01/2028	290,000	304,431
5.00%, 12/01/2029	315,000	334,323
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 04/22/2025)	135,000	139,165
5.00%, 12/15/2027 (Callable 04/22/2025)	160,000	164,951
		37,764,653

Connecticut - 0.8%
City of Bridgeport CT, 5.00%, 08/01/2027	300,000	313,175
City of West Haven CT, 4.00%, 09/15/2027	245,000	248,039
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	55,000	55,197
4.00%, 05/15/2049 (Callable 11/15/2028)	705,000	709,146
3.50%, 11/15/2051 (Callable 05/15/2031)	915,000	906,762
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 05/02/2025)	685,000	686,741
3.20%, 07/01/2037 (a)	3,250,000	3,250,461
2.95%, 07/01/2049 (a)	1,075,000	1,071,911
2.80%, 07/01/2057 (a)	1,180,000	1,176,098
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2027 (d)	665,000	687,706
Stamford Housing Authority, 5.38%, 10/01/2033	3,000,000	2,986,879
State of Connecticut, 5.00%, 06/15/2027	500,000	523,451
Town of Stratford CT, 5.00%, 05/15/2028	400,000	425,820
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027) (a)	210,000	210,296
		13,251,682

Delaware - 0.1%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 05/02/2025)	1,000,000	999,977
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 04/22/2025)	81,276	70,960
6.00%, 01/01/2055 (Callable 07/01/2033)	1,020,000	1,112,026
		2,182,963

District of Columbia - 1.5%
Deutsche Bank Spears/Lifers Trust, 3.27%, 08/01/2040 (Callable 01/01/2032) (a)(b)	8,450,000	8,450,000
District of Columbia, 3.00%, 06/01/2030	1,915,000	1,800,882
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028) (a)	2,000,000	2,094,536
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	9,100,000	9,020,215
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2028 (d)	2,400,000	2,519,739
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029	290,000	248,895
		24,134,267

Florida - 2.8%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	1,001,506
4.05%, 09/01/2056 (a)	1,750,000	1,763,079
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,019,197
5.00%, 10/01/2028	1,000,000	1,038,540
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029) (b)	610,000	628,532
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,200,000	1,220,595
4.45%, 03/01/2028	1,420,000	1,455,314
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	462,193
City of Lakeland FL, 5.00%, 11/15/2028 (Callable 11/15/2026)	640,000	656,411
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	963,034
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	403,166
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028) (a)	1,300,000	1,376,807
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 05/02/2025)	1,000,000	994,787
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026 (d)	3,015,000	3,059,371
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,504,994
4.50%, 03/01/2033 (Callable 05/02/2025)	240,000	240,143
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028	500,000	439,460
5.00%, 10/01/2030 (Callable 10/01/2029)	560,000	587,453
Florida Development Finance Corp.
5.00%, 06/15/2025	480,000	480,621
5.00%, 06/15/2026	1,310,000	1,330,547
5.00%, 06/15/2026	405,000	411,352
5.00%, 11/15/2026	1,065,000	1,096,719
5.00%, 06/15/2027	430,000	442,586
5.00%, 06/15/2027	390,000	401,415
5.00%, 06/15/2028 (Callable 06/15/2027)	425,000	436,796
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	1,700,000	1,704,209
3.00%, 07/01/2031 (b)	1,195,000	1,126,976
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	4,000,000	4,045,264
4.00%, 07/01/2047 (Callable 07/01/2025)	5,000	5,001
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	243,674
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,551,978
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,501,779
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 05/02/2025)	1,000,000	1,003,864
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	3,750,000	3,758,583
5.00%, 03/01/2027 (a)	1,000,000	1,006,943
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	674,198
5.00%, 08/01/2028	455,000	477,393
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)	135,000	136,131
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,585,000	1,528,295
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	1,065,000	1,077,422
Seminole County Industrial Development Authority
4.00%, 06/15/2025 (b)	100,000	99,882
4.00%, 06/15/2026 (b)	155,000	154,150
4.00%, 06/15/2027 (b)	240,000	237,722
		43,748,082

Georgia - 2.4%
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026) (a)	1,100,000	965,898
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 05/02/2025)	100,000	100,020
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)	755,000	774,615
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	330,000	337,869
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)	1,100,000	1,101,468
DeKalb County Housing Authority, 5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,622,129
Development Authority of Appling County, 2.70%, 09/01/2041 (Callable 04/01/2025) (a)	4,000,000	4,000,000
Development Authority of Monroe County, 2.25%, 07/01/2025 (Callable 05/02/2025)	1,390,000	1,383,342
Forsyth County Hospital Authority, 6.38%, 10/01/2028	380,000	406,226
Gainesville & Hall County Development Authority, 3.00%, 11/15/2033 (Callable 05/01/2025) (a)	2,500,000	2,500,000
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,180,000	2,254,404
Main Street Natural Gas, Inc.
5.00%, 05/15/2025	1,785,000	1,787,368
5.00%, 12/01/2027	1,000,000	1,033,133
5.00%, 12/01/2029	500,000	526,563
5.00%, 06/01/2030	750,000	792,492
5.00%, 12/01/2030	1,185,000	1,251,473
5.00%, 06/01/2031	1,410,000	1,487,832
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	4,680,000	4,689,419
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	3,715,000	3,745,611
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	3,500,000	3,493,132
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027) (a)	600,000	619,654
State of Georgia, 5.00%, 12/01/2026	90,000	93,364
		36,966,012

Idaho - 0.2%
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	3,000,000	3,023,206

Illinois - 5.5%
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2025	1,425,000	1,441,084
5.00%, 12/01/2026	860,000	883,752
5.00%, 12/01/2027	400,000	416,836
5.00%, 12/01/2028	425,000	448,094
5.00%, 12/01/2029	300,000	319,332
5.00%, 12/01/2030	300,000	321,984
5.00%, 12/01/2031	325,000	351,613
5.00%, 12/01/2032	300,000	325,654
5.00%, 12/01/2033	165,000	179,856
Chicago Midway International Airport, 5.00%, 01/01/2028 (Callable 01/01/2026) (d)	1,750,000	1,763,397
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,022,008
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,582,662
City of Galesburg IL
5.00%, 10/01/2025	125,000	125,519
5.00%, 10/01/2026	145,000	147,113
5.00%, 10/01/2027	225,000	230,067
5.00%, 10/01/2028	450,000	462,648
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 05/02/2025)	435,000	434,997
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	328,804
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026	1,000,000	973,877
0.00%, 01/01/2027	2,980,000	2,798,368
Cook County School District No 144 Prairie Hills
0.00%, 12/01/2025	730,000	714,003
5.00%, 12/01/2031	1,500,000	1,623,755
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)	820,000	834,065
Cook County School District No 99 Cicero, 4.00%, 12/01/2027	1,195,000	1,211,398
Cook County Township High School District No. 201, 0.00%, 12/01/2025	165,000	160,962
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	89,557
Illinois Finance Authority
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	510,309
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	823,339
4.30%, 08/01/2028 (b)	1,215,000	1,221,555
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,604,464
5.00%, 10/01/2034 (b)	1,000,000	1,007,288
4.24% (SOFR + 1.20%), 11/01/2034 (Callable 05/02/2025)	2,390,000	2,388,544
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	2,040,000	2,041,905
2.45%, 06/01/2043 (Callable 05/02/2025)	153,361	124,787
2.85%, 04/01/2045 (Callable 04/01/2025) (a)	500,000	500,000
4.50%, 10/01/2048 (Callable 04/01/2028)	270,000	272,700
3.87% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 04/22/2025)	1,250,000	1,251,205
6.25%, 10/01/2052 (Callable 04/01/2032)	4,045,000	4,332,090
6.25%, 04/01/2054 (Callable 10/01/2032)	2,825,000	3,059,030
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)	500,000	525,515
Joliet Park District
5.00%, 02/01/2026	575,000	583,622
5.00%, 02/01/2027	605,000	620,688
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	1,930,000	1,934,568
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2033 (Callable 02/01/2026)	1,000,000	1,010,235
5.00%, 02/01/2034 (Callable 02/01/2026)	1,000,000	1,009,825
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,048,799
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031	640,000	696,177
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028	990,000	1,039,999
5.00%, 12/01/2029	1,465,000	1,552,349
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	473,232
5.00%, 01/01/2029	555,000	582,882
5.00%, 01/01/2030	570,000	603,094
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2027	1,000,000	925,176
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029	555,000	587,683
5.00%, 01/01/2030	250,000	267,894
Northern Illinois University
5.00%, 04/01/2027	1,180,000	1,214,853
5.00%, 04/01/2028	650,000	675,960
5.00%, 10/01/2029	780,000	821,740
Park Ridge Park District, 2.50%, 12/01/2028	2,025,000	1,936,216
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 05/02/2025)	270,000	270,136
4.00%, 12/01/2026 (Callable 05/02/2025)	435,000	433,108
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,350,337
5.00%, 12/01/2028	1,500,000	1,574,117
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	333,455
5.00%, 12/01/2029	180,000	192,239
5.00%, 12/01/2030	590,000	635,746
5.00%, 12/01/2031	910,000	985,078
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 05/02/2025)	455,000	455,400
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	126,418
5.00%, 01/01/2027	180,000	185,296
5.00%, 01/01/2028	200,000	208,966
5.00%, 01/01/2029	300,000	317,315
5.00%, 01/01/2030	225,000	240,574
5.00%, 01/01/2031	250,000	269,675
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,714,962
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031	375,000	401,696
5.00%, 10/01/2032	325,000	349,253
5.00%, 10/01/2033	405,000	436,078
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033	1,980,000	2,108,526
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 05/02/2025)	120,000	120,073
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,092,922
Village of Gilberts IL, 3.50%, 03/01/2030	4,000,000	3,929,544
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,325,000	2,334,721
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 04/22/2025)	1,100,000	1,100,523
5.00%, 10/01/2030 (Callable 04/22/2025)	1,000,000	993,787
Village of Stone Park IL
4.00%, 02/01/2026	220,000	221,596
4.75%, 02/01/2028 (Callable 05/02/2025)	50,000	50,058
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2026	435,000	440,921
5.00%, 01/15/2027	365,000	376,039
5.00%, 01/15/2028	490,000	512,942
5.00%, 01/15/2029	490,000	518,541
		86,719,170

Indiana - 2.7%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,990,000	5,880,397
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	4,000,000	4,083,054
Cass County Indiana Building Corp., 5.00%, 01/15/2028	400,000	417,459
City of Hobart IN, 3.00%, 07/01/2025	395,000	394,097
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,980,000	6,810,947
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,750,000	1,709,950
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 05/02/2025)	375,000	375,168
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,544,012
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,370,684
5.00%, 07/15/2027	1,390,000	1,448,980
Gary Chicago International Airport Authority
5.00%, 02/01/2026	200,000	202,725
5.00%, 02/01/2027	125,000	128,427
5.00%, 02/01/2028	155,000	161,143
5.00%, 02/01/2029	125,000	131,024
5.00%, 02/01/2030	150,000	158,329
5.00%, 02/01/2031	225,000	238,831
Indiana Finance Authority
5.00%, 09/01/2025	445,000	445,942
5.00%, 09/15/2025	325,000	326,050
5.00%, 10/01/2025	675,000	678,268
5.00%, 07/01/2026	730,000	741,765
5.00%, 09/01/2026	1,520,000	1,534,045
5.00%, 09/15/2027	1,410,000	1,446,830
5.00%, 10/01/2028	260,000	268,077
5.00%, 07/01/2029	1,595,000	1,655,684
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	505,000	503,228
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027	445,000	460,422
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	611,039
5.00%, 07/15/2027	325,000	338,888
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,024,611
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	849,665
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	310,131
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2030	500,000	538,592
5.00%, 07/15/2030	600,000	649,705
5.00%, 07/15/2030	675,000	730,918
		43,169,087

Iowa - 1.6%
City of Ames IA, 5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,028,723
City of Coralville IA, 4.00%, 06/01/2025 (Callable 05/02/2025)	455,000	454,263
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,922,129
Iowa Finance Authority
6.00%, 11/01/2027 (b)	1,345,000	1,352,450
5.00%, 02/15/2031 (Callable 04/22/2025)	2,275,000	2,279,868
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,250,000	2,076,757
3.50%, 07/01/2046 (Callable 01/01/2026)	35,000	34,930
4.00%, 07/01/2047 (Callable 07/01/2028)	535,000	538,273
4.00%, 07/01/2047 (Callable 07/01/2027)	245,000	245,591
6.00%, 07/01/2052 (Callable 07/01/2032)	2,890,000	3,066,384
Iowa Higher Education Loan Authority
3.00%, 04/01/2026	800,000	796,672
3.00%, 04/01/2028	845,000	825,532
Lake Panorama Improvement Zone, 3.00%, 06/01/2025	430,000	428,933
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	6,600,000	6,720,095
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029 (e)	505,000	538,388
5.00%, 06/01/2031 (e)	400,000	435,493
		24,744,481

Kansas - 1.5%
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,197,309
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 06/01/2026)	3,335,000	3,328,947
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,007,789
City of Manhattan KS
4.00%, 06/15/2026 (Callable 05/02/2025)	885,000	885,630
4.00%, 06/01/2027 (Callable 06/01/2025)	350,000	349,974
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 05/02/2025)	2,935,000	2,935,164
City of Park City KS, 3.75%, 09/01/2026 (Callable 05/02/2025)	6,125,000	6,126,585
City of Topeka KS, 4.00%, 08/15/2028	340,000	350,558
Kansas Development Finance Authority, 5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,000,000	1,040,648
		24,222,604

Kentucky - 1.8%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 05/02/2025)	2,570,000	2,550,457
County of Carroll KY, 1.55%, 09/01/2042 (a)	750,000	720,356
County of Owen KY, 3.88%, 06/01/2040 (a)	1,750,000	1,729,312
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027) (a)(d)	1,000,000	1,008,822
Henry County School District Finance Corp., 4.00%, 02/01/2026	590,000	591,862
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025	585,000	573,182
5.00%, 06/01/2026	240,000	242,579
0.00%, 10/01/2026	170,000	159,793
Kentucky Housing Corp.
5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,048,139
6.25%, 07/01/2055 (Callable 01/01/2033)	1,515,000	1,669,419
Kentucky Public Energy Authority
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	1,935,000	1,943,233
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	5,000,000	5,283,104
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,000,000	1,020,291
Northern Kentucky University, 3.50%, 09/01/2028	2,275,000	2,296,535
Perry County School District Finance Corp., 2.00%, 12/01/2029	1,895,000	1,847,246
Rural Water Financing Agency, 3.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	986,112
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,037,771
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 05/02/2025)	1,000,000	992,529
		28,700,742

Louisiana - 1.6%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	147,200
City of Shreveport LA
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,673,796
3.13%, 10/01/2030 (b)	1,710,000	1,678,304
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	476,642
5.00%, 11/01/2028	895,000	950,685
5.00%, 11/01/2029	740,000	795,962
Greater Ouachita Water Co.
5.00%, 09/01/2025	170,000	171,106
4.00%, 09/01/2034	950,000	936,245
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,200,000	2,275,087
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,090,000	2,161,333
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	2,500,000	2,522,172
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	2,250,000	2,283,290
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	590,693
5.00%, 12/01/2030	445,000	476,740
3.02%, 04/01/2031 (Callable 05/02/2025) (b)	4,360,000	4,275,409
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	1,550,000	1,579,342
5.00%, 10/01/2028	220,000	229,314
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	620,391
St Tammany Parish Wide School District No 12, 5.00%, 03/01/2027	605,000	628,668
		24,472,379

Maine - 0.3%
Maine State Housing Authority
4.00%, 11/15/2046 (Callable 05/15/2026)	245,000	245,034
3.50%, 11/15/2047 (Callable 11/15/2026)	190,000	189,472
4.00%, 11/15/2049 (Callable 05/15/2028)	460,000	461,296
4.00%, 11/15/2050 (Callable 05/15/2029)	885,000	888,893
5.00%, 11/15/2052 (Callable 11/15/2031)	3,005,000	3,101,425
		4,886,120

Maryland - 1.1%
County of Anne Arundel MD
5.00%, 07/01/2028	155,000	163,217
5.00%, 07/01/2029	175,000	186,323
5.00%, 07/01/2030	270,000	290,054
5.00%, 07/01/2031	290,000	314,058
5.00%, 07/01/2032	315,000	343,815
5.00%, 07/01/2033	325,000	356,216
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,195,765
County of Prince George's MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,587,867
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	547,662
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 04/17/2025)	1,815,000	1,798,392
5.00%, 09/01/2052 (Callable 03/01/2031)	2,355,000	2,432,308
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	499,069
5.00%, 01/01/2027	430,000	440,431
5.00%, 07/01/2027	1,320,000	1,346,259
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,706,871
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	385,000	385,511
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,385,000	3,588,835
		17,182,653

Massachusetts - 0.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)	9,900,000	8,151,207
Massachusetts Development Finance Agency
5.00%, 07/01/2025	270,000	270,703
3.47% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 04/01/2025) (b)	3,300,000	3,299,994
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 04/12/2025) (d)	1,365,000	1,368,446
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	25,000	25,000
4.00%, 12/01/2048 (Callable 06/01/2027)	355,000	355,844
4.00%, 12/01/2048 (Callable 06/01/2027)	170,000	170,277
4.00%, 06/01/2049 (Callable 12/01/2028)	460,000	461,451
Massachusetts State College Building Authority, 0.00%, 05/01/2027	110,000	102,910
		14,205,832

Michigan - 1.7%
City of Detroit MI
5.25%, 05/01/2025	1,410,000	1,411,961
5.25%, 05/01/2026	910,000	927,996
5.25%, 05/01/2027	290,000	300,843
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 05/02/2025)	55,000	55,027
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,549,294
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,095,000	1,112,928
Michigan Finance Authority
4.00%, 05/01/2026	60,000	60,706
5.00%, 09/01/2026	200,000	201,158
5.00%, 11/01/2026	930,000	945,797
5.00%, 09/01/2027	280,000	282,185
5.00%, 11/01/2027	975,000	999,967
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,030,084
1.20%, 10/15/2030 (a)	625,000	581,638
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	3,735,000	3,812,899
Michigan State Housing Development Authority
3.50%, 06/01/2047 (Callable 06/01/2026)	1,090,000	1,087,384
5.50%, 06/01/2053 (Callable 12/01/2031)	2,580,000	2,715,816
5.75%, 06/01/2054 (Callable 12/01/2032)	3,615,000	3,859,608
Michigan Strategic Fund, 0.88%, 04/01/2035 (a)(d)	1,050,000	978,090
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,354,053
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	248,251
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)	1,075,000	1,126,251
Wayne County Airport Authority, 5.00%, 12/01/2025 (d)	500,000	505,640
		26,147,576

Minnesota - 2.0%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	984,243
City of Maple Grove MN, 5.00%, 09/01/2030 (Callable 09/01/2025)	865,000	867,358
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	7,500,000	7,513,744
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,440,000	1,361,355
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 05/02/2025)	1,070,000	1,053,893
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	285,000	286,756
2.00%, 09/01/2026 (Callable 05/02/2025)	175,000	169,192
5.00%, 12/01/2027	1,065,000	1,096,782
Metropolitan Council, 5.00%, 12/01/2027	2,030,000	2,145,288
Minnesota Higher Education Facilities Authority
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	252,179
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	1,000,000	1,058,035
Minnesota Housing Finance Agency
4.00%, 01/01/2038 (Callable 05/02/2025)	50,000	50,010
2.63%, 01/01/2040 (Callable 07/01/2029)	4,530,000	3,499,962
2.80%, 01/01/2044 (Callable 07/01/2029)	1,200,000	905,828
3.50%, 07/01/2046 (Callable 07/01/2025)	990,000	988,035
4.00%, 01/01/2047 (Callable 01/01/2026)	25,000	25,018
4.00%, 07/01/2047 (Callable 01/01/2027)	250,000	250,350
3.00%, 07/01/2052 (Callable 07/01/2031)	4,135,000	4,045,206
6.00%, 07/01/2053 (Callable 01/01/2033)	2,335,000	2,505,097
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	2,250,000	2,295,401
		31,353,732

Mississippi - 1.1%
City of Florence MS
7.13%, 08/01/2028	240,000	264,410
7.13%, 08/01/2029	250,000	281,225
City of Louisville MS
5.63%, 09/01/2026	180,000	184,945
5.63%, 09/01/2027	190,000	198,294
Mississippi Development Bank
5.00%, 09/01/2027	550,000	553,482
5.00%, 06/01/2028	1,300,000	1,377,973
5.00%, 08/01/2028	10,000	10,384
5.00%, 09/01/2028	1,150,000	1,154,632
5.00%, 11/01/2028 (Callable 11/01/2027)	605,000	605,369
5.00%, 01/01/2029	3,075,000	3,290,822
5.00%, 01/01/2029	1,000,000	1,070,186
5.00%, 06/01/2029	1,365,000	1,464,099
5.00%, 11/01/2029 (Callable 11/01/2027)	300,000	299,685
5.00%, 01/01/2030	3,625,000	3,924,189
5.00%, 01/01/2030	1,000,000	1,082,535
Mississippi Home Corp.
4.00%, 12/01/2048 (Callable 06/01/2028)	695,000	696,962
3.50%, 12/01/2049 (Callable 12/01/2028)	410,000	408,357
		16,867,549

Missouri - 1.4%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,425,502
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,713
5.00%, 08/01/2025 (Callable 05/02/2025)	350,000	350,103
5.00%, 09/01/2026	620,000	624,626
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,202,781
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 04/22/2025)	15,000	14,901
4.75%, 11/01/2052 (Callable 05/01/2032)	3,505,000	3,586,615
5.75%, 05/01/2056 (Callable 05/01/2033)	3,500,000	3,781,067
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2029	685,000	737,448
5.00%, 06/01/2029	645,000	691,511
5.00%, 06/01/2029	630,000	665,453
Missouri Southern State University
5.00%, 10/01/2026	105,000	107,656
5.00%, 10/01/2027	100,000	104,050
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027) (a)	200,000	200,821
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 11/15/2025)	830,000	831,822
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	1,805,000	1,806,311
		21,280,380

Montana - 0.4%
City of Billings MT
5.00%, 07/01/2025	15,000	15,058
5.00%, 07/01/2032 (Callable 07/01/2028)	710,000	718,735
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,630,000	1,649,326
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	280,000	280,604
3.32%, 07/01/2046 (Callable 08/01/2027) (a)	1,500,000	1,498,305
4.00%, 06/01/2049 (Callable 12/01/2027)	290,000	290,422
6.00%, 06/01/2053 (Callable 06/01/2032)	1,970,000	2,093,316
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	154,871
4.00%, 07/01/2026	330,000	329,209
		7,029,846

Nebraska - 0.3%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 05/02/2025)	1,500,000	1,500,426
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	3,690,000	3,594,598
		5,095,024

Nevada - 0.7%
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,014,738
3.00%, 06/15/2032 (Callable 06/15/2026)	815,000	723,492
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	720,000	722,618
3.00%, 04/01/2051 (Callable 10/01/2030)	1,095,000	1,075,540
Tender Option Bond Trust Receipts/Certificates, 2.94%, 07/01/2027 (a)(b)	8,000,000	8,000,000
		11,536,388

New Hampshire - 0.9%
Hollis School District, 2.77%, 06/28/2027 (Callable 04/22/2025) (b)	921,655	898,150
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029	125,000	107,424
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 01/01/2026)	400,000	398,149
5.13%, 12/15/2030 (Callable 12/15/2026)	2,500,000	2,462,568
5.38%, 12/15/2035 (Callable 06/15/2026) (b)	3,800,000	3,802,967
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,236,906
4.00%, 02/01/2034	3,795,000	3,699,216
		13,605,380

New Jersey - 3.8%
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	543,365
2.00%, 03/15/2027	770,000	747,988
County of Bergen NJ, 1.00%, 03/01/2026	2,720,000	2,664,026
County of Somerset NJ
1.00%, 03/01/2026	1,715,000	1,679,707
1.00%, 03/01/2026	110,000	107,736
1.00%, 03/01/2027	1,785,000	1,704,998
1.00%, 03/01/2027	115,000	109,846
1.00%, 03/01/2028	1,855,000	1,730,691
1.00%, 03/01/2028	115,000	107,293
Delanco Township Board of Education
1.00%, 08/15/2026	154,000	149,135
1.00%, 08/15/2027	135,000	127,714
1.00%, 08/15/2028	270,000	249,387
1.00%, 08/15/2029	270,000	243,150
1.00%, 08/15/2030	270,000	236,724
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	642,535
2.00%, 08/01/2027	675,000	651,512
2.00%, 08/01/2028	700,000	666,083
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,191,568
Little Ferry School District
0.05%, 08/15/2026	669,000	639,848
0.05%, 08/15/2027	620,000	569,084
0.05%, 08/15/2028	805,000	710,837
0.05%, 08/15/2029	825,000	696,726
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,615,195
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,275,426
4.12% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 04/22/2025)	20,000	19,986
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	894,829
New Jersey Housing & Mortgage Finance Agency
5.00%, 11/01/2025 (d)	1,615,000	1,629,426
3.60%, 05/01/2026	3,045,000	3,050,217
4.50%, 10/01/2048 (Callable 10/01/2027)	315,000	318,758
4.75%, 10/01/2050 (Callable 04/01/2028)	705,000	715,683
5.00%, 10/01/2053 (Callable 04/01/2031)	3,035,000	3,131,440
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	495,000	469,028
0.00%, 12/15/2027	2,245,000	2,062,289
0.00%, 12/15/2027	155,000	142,082
0.00%, 12/15/2028	4,915,000	4,360,213
0.00%, 12/15/2028	775,000	685,519
5.00%, 06/15/2029 (Callable 06/15/2026)	1,750,000	1,783,853
0.00%, 12/15/2029	3,690,000	3,154,577
5.00%, 06/15/2031 (Callable 06/15/2026)	1,000,000	1,015,313
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,760,000	1,814,330
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,551,227
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	594,426
1.00%, 07/15/2027	645,000	608,933
1.00%, 07/15/2028	685,000	630,012
1.00%, 07/15/2029	725,000	648,381
1.00%, 07/15/2030	900,000	782,079
River Dell Regional School District, 1.00%, 09/01/2028	735,000	667,756
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	477,349
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,297,417
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	932,297
0.05%, 08/15/2028	1,050,000	927,486
0.05%, 08/15/2029	985,000	835,986
		60,261,466

New Mexico - 0.2%
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 05/02/2025) (a)	1,073,000	1,075,766
3.50%, 03/01/2045 (Callable 03/01/2026)	45,000	44,857
3.75%, 03/01/2048 (Callable 03/01/2027)	195,000	195,012
4.25%, 07/01/2049 (Callable 01/01/2028)	195,000	196,235
New Mexico Municipal Energy Acquisition Authority, 5.00%, 06/01/2054 (Callable 08/01/2030) (a)	1,750,000	1,848,782
		3,360,652

New York - 3.3%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,012,422
Albany County Capital Resource Corp., 2.60%, 07/01/2025	220,000	219,639
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	3,250,000	3,250,000
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 05/02/2025) (b)	974,100	969,773
City of Mount Vernon NY, 5.50%, 05/30/2025 (b)	1,000,000	1,001,578
City of New York NY, 2.55%, 10/01/2046 (Callable 04/01/2025) (a)	4,795,000	4,795,000
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	448,953
Clinton County Capital Resource Corp., 4.00%, 07/01/2030 (b)	5,350,000	5,390,248
Hempstead Town Local Development Corp., 5.00%, 07/01/2025 (Callable 05/02/2025)	815,000	816,255
Huntington Local Development Corp., 4.00%, 07/01/2027	1,810,000	1,762,872
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027) (a)	3,905,000	4,056,093
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)	500,000	507,468
4.38%, 12/15/2031 (Callable 06/15/2029)	1,000,000	1,013,456
0.60%, 05/01/2061 (Callable 04/22/2025) (a)	1,925,000	1,909,436
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	4,015,000	4,015,348
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,294,933
5.00%, 05/01/2028	1,000,000	1,050,755
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 04/22/2025)	1,725,000	1,719,679
0.75%, 11/01/2025 (Callable 04/22/2025)	405,000	396,723
1.65%, 05/15/2039	3,219,724	2,518,841
3.60%, 11/01/2044 (Callable 04/01/2031) (a)	2,500,000	2,476,136
0.65%, 11/01/2056 (Callable 04/22/2025) (a)	3,675,000	3,611,839
4.50%, 11/01/2062 (Callable 11/01/2025) (a)	1,035,000	1,041,909
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 05/02/2025)	715,000	720,981
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	388,596
5.00%, 08/01/2032	350,000	338,783
State of New York Mortgage Agency Homeowner Mortgage Revenue
4.00%, 10/01/2046 (Callable 04/01/2025)	55,000	55,000
3.25%, 10/01/2050 (Callable 10/01/2029)	65,000	64,463
Town of Wallkill NY, 4.75%, 07/24/2025	3,250,000	3,262,845
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 09/10/2025)	1,500,000	1,507,883
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2050 (a)	355,000	362,358
		51,980,265

North Carolina - 2.4%
County of Johnston NC, 5.00%, 02/01/2027	4,280,000	4,454,441
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,204,599
Fayetteville State University, 5.00%, 04/01/2030	265,000	281,446
Inlivian
4.00%, 04/01/2025	4,000,000	4,000,000
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	5,348,000	5,411,156
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	1,000,000	1,014,319
5.00%, 04/01/2029 (a)	1,055,000	1,107,554
4.00%, 07/01/2048 (Callable 07/01/2027)	115,000	115,323
4.00%, 07/01/2050 (Callable 07/01/2029)	1,660,000	1,667,711
6.00%, 07/01/2053 (Callable 07/01/2031)	4,215,000	4,483,937
6.25%, 01/01/2055 (Callable 07/01/2032)	2,460,000	2,662,804
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	4,000,000	4,033,733
5.00%, 12/01/2026 (a)	4,000,000	4,045,264
Town of Holly Springs NC
5.00%, 11/01/2027	300,000	316,155
5.00%, 11/01/2028	260,000	278,424
5.00%, 11/01/2029	225,000	244,383
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	2,000,000	2,027,982
		37,349,231

North Dakota - 1.2%
City of Horace ND
3.00%, 05/01/2025	250,000	249,618
3.00%, 05/01/2025	205,000	204,660
3.00%, 05/01/2026	345,000	339,412
3.00%, 05/01/2026	100,000	98,226
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	256,227
5.00%, 05/01/2027	475,000	488,749
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	288,285
5.00%, 05/01/2028	480,000	497,480
5.00%, 05/01/2029	670,000	697,433
5.00%, 05/01/2030	530,000	554,885
5.00%, 05/01/2031	3,465,000	3,647,811
City of Mayville ND
3.75%, 08/01/2025 (Callable 05/02/2025)	915,000	910,208
5.00%, 05/01/2031	3,850,000	3,941,347
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	180,000	180,391
4.00%, 01/01/2051 (Callable 07/01/2029)	1,250,000	1,255,924
3.00%, 07/01/2052 (Callable 01/01/2031)	2,350,000	2,293,737
Williston Parks & Recreation District, 4.63%, 03/01/2026 (Callable 04/17/2025)	2,620,000	2,620,582
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 05/02/2025)	1,015,000	1,011,023
		19,535,998

Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	151,297
5.00%, 11/15/2028	1,240,000	1,298,825
City of Lorain OH, 3.00%, 12/01/2025	10,000	9,992
City of Middleburg Heights OH, 5.00%, 08/01/2026	270,000	275,413
City of Waterville OH, 1.00%, 12/01/2026	835,000	803,430
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 05/02/2025)	550,000	550,935
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,937,523
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,435,624
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,015,000	1,953,807
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027) (a)	1,500,000	1,550,715
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)	1,000,000	1,044,523
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2027	1,290,000	1,363,187
5.00%, 12/01/2028	710,000	763,004
County of Montgomery OH
5.00%, 09/01/2027	405,000	420,640
5.00%, 11/15/2027	2,085,000	2,161,105
5.00%, 09/01/2029	440,000	466,441
5.00%, 09/01/2030	375,000	400,306
5.00%, 09/01/2031	390,000	418,393
5.00%, 09/01/2032	1,000,000	1,076,720
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	9,011,000	9,953,568
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027 (a)	2,550,000	2,573,680
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	125,972
Oberlin City School District
5.00%, 11/01/2026	255,000	261,949
5.00%, 11/01/2027	275,000	286,867
5.00%, 11/01/2030	250,000	269,061
5.00%, 11/01/2031	300,000	325,660
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	6,595,000	6,656,088
Ohio Higher Educational Facility Commission
5.00%, 05/01/2026 (Callable 05/01/2025)	750,000	751,235
5.00%, 12/01/2027	550,000	559,385
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 05/02/2025) (b)	1,500,000	1,504,295
5.00%, 08/01/2026 (a)	175,000	176,071
5.00%, 12/01/2026 (a)	1,000,000	1,011,316
3.37%, 03/01/2028 (a)	2,000,000	2,005,215
4.00%, 03/01/2047 (Callable 09/01/2025)	30,000	30,066
4.50%, 03/01/2050 (Callable 09/01/2028)	4,210,000	4,263,067
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,007
Ohio Water Development Authority, 5.25%, 06/01/2026	1,270,000	1,289,883
Ohio Water Development Authority Water Pollution Control Loan Fund, 2.50%, 12/01/2054 (Callable 04/01/2025) (a)	3,000,000	3,000,000
Port of Greater Cincinnati Development Authority
5.00%, 04/01/2027	250,000	257,775
4.00%, 11/15/2028	630,000	635,405
Reynoldsburg City School District, 4.94%, 09/01/2032	4,660,000	4,777,660
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	1,110,000	1,087,660
2.00%, 11/15/2031	805,000	712,361
4.00%, 11/15/2034 (Callable 11/15/2032)	1,150,000	1,127,343
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,516,820
		64,250,289

Oklahoma - 2.7%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028	770,000	803,410
5.00%, 09/01/2029	845,000	886,840
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,717,295
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	2,020,000	2,068,451
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,039,380
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,091,776
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	548,345
Kingston Economic Development Authority
5.00%, 08/20/2026	235,000	240,490
5.00%, 08/20/2027	500,000	518,932
5.00%, 08/20/2028	625,000	656,671
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,809,322
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,224,676
4.00%, 07/01/2028	3,990,000	4,097,124
Oklahoma Housing Finance Agency
4.00%, 06/01/2028 (Callable 06/01/2025) (a)	1,340,000	1,340,600
3.20%, 10/01/2042 (Callable 08/01/2026) (a)	1,000,000	994,787
5.00%, 03/01/2052 (Callable 03/01/2031)	1,545,000	1,594,188
6.00%, 03/01/2054 (Callable 09/01/2032)	2,485,000	2,707,023
6.50%, 09/01/2054 (Callable 09/01/2032)	1,575,000	1,753,551
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	1,893,860
Payne County Economic Development Authority, 4.00%, 09/01/2030	905,000	869,493
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	910,095
Sallisaw Municipal Authority
4.00%, 06/01/2025	680,000	680,173
4.00%, 06/01/2026	710,000	712,458
4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	757,514
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	2,250,000	2,181,067
2.00%, 04/01/2027 (e)	2,500,000	2,429,220
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,308,522
0.05%, 04/01/2027	2,465,000	2,303,114
		43,138,377

Oregon - 0.7%
Curry Health District
5.00%, 01/01/2027	540,000	554,105
5.00%, 01/01/2028	520,000	539,452
Oregon City School District No 62
0.00%, 06/15/2027	500,000	466,417
0.00%, 06/15/2028	400,000	360,862
0.00%, 06/15/2029	400,000	348,185
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	2,680,000	2,703,177
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025) (b)	3,000,000	3,002,475
State of Oregon
5.00%, 08/01/2026	1,750,000	1,803,398
4.00%, 12/01/2048 (Callable 12/01/2026)	195,000	195,278
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 05/02/2025)	235,000	233,071
4.50%, 01/01/2049 (Callable 07/01/2027)	430,000	431,808
4.50%, 07/01/2049 (Callable 07/01/2027)	135,000	135,760
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027)	200,000	170,463
		10,944,451

Pennsylvania - 2.9%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	349,522
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 05/02/2025)	130,000	130,041
4.00%, 09/01/2028 (Callable 05/02/2025)	165,000	165,037
4.00%, 09/01/2029 (Callable 05/02/2025)	170,000	170,020
4.00%, 09/01/2030 (Callable 05/02/2025)	175,000	174,312
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,015,702
City of Bradford PA, 2.50%, 11/01/2025	395,000	391,916
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/01/2026)	2,565,000	2,527,175
City of Erie Higher Education Building Authority
5.00%, 05/01/2025	160,000	160,152
5.00%, 05/01/2027	225,000	229,758
City of Philadelphia PA, 5.00%, 08/01/2032 (Callable 08/01/2027)	600,000	621,522
City of Scranton PA
5.00%, 09/01/2025	405,000	406,830
5.00%, 09/01/2026	420,000	426,838
5.00%, 09/01/2027	440,000	451,779
City of York PA, 5.00%, 11/15/2025	1,505,000	1,511,013
County of Allegheny PA, 3.65% (SOFR + 0.55%), 11/01/2026 (Callable 05/02/2025)	1,035,000	1,031,322
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,458,942
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 05/02/2025)	335,000	335,136
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	322,015
5.00%, 10/01/2028	325,000	341,738
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	401,635
5.00%, 03/01/2028	215,000	219,750
Montgomery County Industrial Development Authority/PA, 4.00%, 12/01/2025	390,000	390,071
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	638,487
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (d)	3,000,000	3,159,913
5.00%, 06/30/2030 (d)	1,500,000	1,580,667
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	5,000,000	5,379,977
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026	1,250,000	1,266,891
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029 (d)	725,000	757,495
Pennsylvania Higher Educational Facilities Authority, 5.00%, 05/01/2025	575,000	575,726
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	665,000	665,067
4.25%, 10/01/2052 (Callable 04/01/2032)	1,040,000	1,050,942
6.25%, 10/01/2053 (Callable 04/01/2033)	3,960,000	4,286,464
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	370,000	382,150
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,578,114
Reading School District, 0.00%, 01/15/2026	670,000	650,215
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,437
Sports & Exhibition Authority of Pittsburgh & Allegheny County, 5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,027,040
State Public School Building Authority
0.00%, 05/15/2028	2,075,000	1,861,887
5.00%, 06/01/2031 (Callable 12/01/2026)	3,500,000	3,601,192
Township of North Fayette PA, 4.00%, 04/15/2025	210,000	210,051
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2025	550,000	550,035
4.00%, 07/01/2026	725,000	725,802
5.00%, 07/01/2029	1,555,000	1,609,770
		44,830,548

Puerto Rico - 0.0%(f)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	545,000	564,506

Rhode Island - 1.0%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,314,941
5.00%, 09/15/2028	2,425,000	2,563,037
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,849,947
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2028	900,000	953,024
5.00%, 05/15/2029	750,000	805,135
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,000,000	999,314
3.75%, 10/01/2049 (Callable 04/01/2029)	1,025,000	1,025,034
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,077,165
		15,587,597

South Carolina - 1.6%
City of Myrtle Beach SC
5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,026,596
5.00%, 06/01/2029	600,000	642,590
5.00%, 06/01/2030	750,000	812,504
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026) (a)	832,000	850,075
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,148,279
Piedmont Municipal Power Agency
0.00%, 01/01/2029	1,000,000	873,737
0.00%, 01/01/2029	785,000	688,415
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,250,000	2,252,558
5.75%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,699,743
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (a)	250,000	257,164
4.00%, 07/01/2036 (Callable 07/01/2025)	100,000	100,133
4.00%, 07/01/2047 (Callable 01/01/2027)	300,000	300,272
4.50%, 07/01/2048 (Callable 07/01/2027)	135,000	135,990
4.00%, 01/01/2050 (Callable 07/01/2028)	1,140,000	1,146,000
4.00%, 07/01/2050 (Callable 07/01/2029)	1,040,000	1,045,303
3.00%, 01/01/2052 (Callable 07/01/2030)	7,035,000	6,911,574
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027	1,835,000	1,662,581
0.00%, 10/01/2029	1,835,000	1,524,942
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,446,381
		24,524,837

South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	310,000	312,059
County of Turner SD
5.00%, 12/01/2027	455,000	477,700
5.00%, 12/01/2028	480,000	511,350
5.00%, 12/01/2031	555,000	607,639
5.00%, 12/01/2032	580,000	639,317
South Dakota Board of Regents Housing & Auxiliary Facilities System, 5.00%, 04/01/2034 (Callable 10/01/2027)	1,000,000	1,027,778
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	99,644
3.00%, 09/01/2027	105,000	102,966
3.00%, 09/01/2028	200,000	193,689
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,475,000	2,680,879
		6,653,021

Tennessee - 1.7%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)	1,000,000	1,049,011
City of Jackson TN
5.00%, 04/01/2026 (Callable 04/22/2025)	1,065,000	1,065,787
5.00%, 04/01/2027 (Callable 04/22/2025)	645,000	645,469
5.00%, 04/01/2027 (Callable 04/01/2025)	20,000	20,000
City of Manchester TN, 2.00%, 08/01/2028	1,235,000	1,182,333
City of Morristown TN, 2.00%, 03/01/2029	1,325,000	1,254,736
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,974,945
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	2,880,000	2,883,387
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027) (a)	435,000	433,126
Hawkins County Industrial Development Board, 4.00%, 10/01/2027 (Callable 07/01/2025) (a)	1,750,000	1,750,000
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028	75,000	66,107
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	125,000	124,720
3.85%, 02/01/2048 (a)	3,500,000	3,517,753
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	717,056
5.50%, 12/01/2027	770,000	801,821
5.50%, 12/01/2028	1,000,000	1,053,550
5.50%, 12/01/2029	2,230,000	2,372,218
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 04/22/2025)	685,000	685,015
4.00%, 07/01/2039 (Callable 04/22/2025)	30,000	29,999
4.00%, 01/01/2043 (Callable 07/01/2027)	245,000	245,601
3.75%, 01/01/2050 (Callable 01/01/2029)	1,460,000	1,461,203
6.25%, 01/01/2054 (Callable 07/01/2032)	1,940,000	2,100,607
		26,434,444

Texas - 17.4%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031 (b)	1,120,000	1,019,312
Alice Independent School District, 5.00%, 08/15/2027	790,000	828,545
Alief Independent School District, 5.00%, 02/15/2027	1,040,000	1,081,443
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,019,458
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	2,025,000	2,203,505
Arlington Higher Education Finance Corp.
5.00%, 08/15/2027	530,000	555,735
4.00%, 08/15/2028	370,000	375,992
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(b)	1,750,000	1,752,715
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	4,325,000	4,378,438
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	3,500,000	3,500,640
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027) (a)	2,857,000	2,980,457
Banquete Independent School District
5.00%, 08/01/2027	250,000	262,010
5.00%, 08/01/2028	210,000	223,890
5.00%, 08/01/2029	265,000	286,621
5.00%, 08/01/2030	200,000	219,093
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	4,000,000	4,013,741
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)	2,325,000	2,421,170
Brazos Higher Education Authority, Inc., 5.00%, 04/01/2030 (d)	1,050,000	1,096,172
Brookfield Water Control & Improvement District, 7.00%, 09/01/2028	415,000	467,032
Cayuga Independent School District, 5.00%, 02/15/2029	1,135,000	1,219,690
Central Texas Turnpike System, 0.00%, 08/15/2026	9,060,000	8,658,778
Charlotte Independent School District
5.00%, 08/01/2028	245,000	261,205
5.00%, 08/01/2030	380,000	416,277
Chisum Independent School District, 5.00%, 08/15/2027	325,000	340,857
City of Allen TX
5.00%, 08/15/2027	300,000	314,770
5.00%, 08/15/2028	500,000	533,204
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	212,898
5.00%, 09/01/2029	495,000	533,450
City of Celina TX
5.00%, 09/01/2028	447,000	466,161
5.00%, 09/01/2029	313,000	328,923
5.00%, 09/01/2030	491,000	519,036
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028) (a)	525,000	525,612
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	2,110,000	2,172,606
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 05/02/2025)	1,500,000	1,502,309
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 05/02/2025)	65,000	64,996
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	899,297
City of Temple TX, 5.00%, 08/01/2028	360,000	381,928
Clifton Higher Education Finance Corp., 5.00%, 08/15/2026	1,010,000	1,029,446
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	2,435,000	2,605,033
4.50%, 09/01/2030	4,450,000	4,609,304
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030	1,565,000	1,701,389
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	300,242
7.00%, 08/15/2028	295,000	323,799
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2027	555,000	564,220
4.00%, 03/01/2028	580,000	593,484
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,451,304
Cotulla Independent School District, 5.00%, 02/15/2028	1,250,000	1,325,997
County of McLennan TX, 5.00%, 06/01/2025	240,000	240,517
County of Wise TX, 5.00%, 08/15/2026	850,000	863,276
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2027	2,740,000	2,851,225
Dallas Independent School District
5.00%, 02/15/2055 (a)	3,390,000	3,612,487
5.00%, 02/15/2055 (a)	2,000,000	2,174,239
Decatur Hospital Authority, 5.75%, 09/01/2029	855,000	906,745
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 05/02/2025)	220,000	220,383
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)	2,000,000	2,035,500
Eanes Independent School District, 5.00%, 08/01/2028	1,060,000	1,130,113
EP Cimarron Ventanas PFC
5.00%, 06/01/2025	450,000	451,028
5.00%, 12/01/2025	375,000	378,723
5.00%, 06/01/2026	385,000	391,672
5.00%, 12/01/2026	395,000	404,445
5.00%, 06/01/2027	400,000	412,150
5.00%, 06/01/2028	425,000	441,249
5.00%, 06/01/2029	445,000	463,880
5.00%, 12/01/2029	230,000	239,796
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	835,000	891,399
Fort Bend County Municipal Utility District No 134D, 5.75%, 09/01/2030	5,050,000	5,348,102
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,985,000	4,139,575
Fort Bend County Municipal Utility District No 184, 4.75%, 04/01/2029	1,440,000	1,491,932
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,197,190
Fort Bend County Municipal Utility District No 222, 6.50%, 07/01/2030	1,560,000	1,699,348
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	5,000,000	5,080,860
Frisco Independent School District, 0.00%, 08/15/2029	100,000	85,861
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,990,000	3,144,105
5.50%, 09/01/2030	1,800,000	1,892,849
Galena Park Independent School District, 0.00%, 08/15/2026	1,000,000	958,947
Generation Park Management District, 6.00%, 09/01/2030	6,435,000	6,883,485
Godley Independent School District
5.00%, 02/15/2027	485,000	502,617
5.00%, 02/15/2028	415,000	437,410
5.00%, 02/15/2029	515,000	550,506
5.00%, 02/15/2030	605,000	654,750
5.00%, 02/15/2031	500,000	546,851
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,023,842
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	670,000	689,534
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 05/02/2025)	350,000	350,012
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	2,380,000	2,458,032
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030	4,875,000	5,095,992
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,800,000	1,854,095
4.50%, 09/01/2030	1,050,000	1,081,555
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	4,635,000	4,816,030
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026	280,000	286,704
5.00%, 09/01/2027	375,000	389,267
5.00%, 09/01/2028	400,000	420,033
5.00%, 09/01/2029	400,000	424,026
5.00%, 09/01/2030	400,000	427,685
5.00%, 09/01/2031	300,000	323,846
5.00%, 09/01/2032	225,000	244,575
Houston Independent School District, 3.50%, 06/01/2039 (a)	4,885,000	4,884,511
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,750,000	3,903,464
Katy Development Authority
3.00%, 06/01/2028 (Callable 06/01/2027)	375,000	375,180
3.00%, 06/01/2029 (Callable 06/01/2027)	450,000	448,381
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	3,290,000	3,547,024
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,459,185
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	155,000	154,219
Klein Independent School District, 5.00%, 08/01/2028	770,000	822,701
La Joya Independent School District, 5.00%, 02/15/2028	1,355,000	1,427,739
La Vega Independent School District
5.00%, 02/15/2027	170,000	176,459
5.00%, 02/15/2028	125,000	132,280
5.00%, 02/15/2029	250,000	268,654
Lake Dallas Independent School District, 0.00%, 08/15/2026	1,000,000	959,077
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	525,564
6.50%, 09/01/2026	300,000	314,280
6.00%, 09/01/2027	645,000	688,464
6.50%, 09/01/2027	300,000	323,682
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	1,215,000	1,329,564
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,454,488
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025) (d)	3,775,000	3,789,230
Lower Colorado River Authority, 4.75%, 01/01/2028	10,000	10,270
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,064,463
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	1,080,000	1,146,800
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,120,458
Milano Independent School District, 4.00%, 02/15/2026 (Callable 05/02/2025)	110,000	109,998
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027) (a)(d)	2,000,000	2,004,007
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	407,845
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	1,320,000	1,402,039
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,765,000	1,853,146
Montgomery County Municipal Utility District No 140, 6.00%, 03/01/2029	150,000	163,846
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	294,677
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	310,772
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,480,000	1,589,035
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,203,371
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030	1,780,000	1,944,337
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)	3,000,000	2,993,015
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 05/02/2025)	705,000	706,139
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	700,000	711,832
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027 (d)	250,000	256,443
5.00%, 06/01/2028 (d)	1,100,000	1,140,763
5.00%, 06/01/2029 (d)	1,450,000	1,501,421
4.13%, 06/01/2045 (Callable 06/01/2031) (d)	2,000,000	1,885,155
North Texas Tollway Authority, 0.00%, 01/01/2029	8,190,000	7,171,741
Northlake Municipal Management District No 1, 6.75%, 03/01/2027	545,000	578,274
Northside Independent School District
5.00%, 08/01/2027	500,000	524,713
5.00%, 08/01/2028	2,880,000	3,072,385
2.00%, 06/01/2052 (a)	3,735,000	3,611,594
Port of Port Arthur Navigation District, 2.75%, 04/01/2040 (Callable 04/01/2025) (a)	2,300,000	2,300,000
Prosper Independent School District, 4.00%, 02/15/2050 (a)	1,250,000	1,259,794
PSC/TX, 3.75%, 12/01/2040	5,875,000	5,769,245
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)	3,000,000	3,058,789
San Antonio Independent School District/TX, 5.00%, 08/15/2028	750,000	800,830
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	1,715,000	1,782,455
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	470,873
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	288,568
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	391,925
5.50%, 09/01/2028	390,000	413,804
6.50%, 09/01/2029	1,300,000	1,388,446
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)	3,500,000	3,535,171
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,391,967
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	2,000,000	1,998,987
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	225,000	222,272
5.00%, 11/15/2026	700,000	709,685
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,070,513
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,886,563
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,015,983
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,000,000	1,040,648
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 05/02/2025) (a)	2,000,000	2,003,396
4.75%, 03/01/2049 (Callable 09/01/2027)	310,000	313,906
5.50%, 09/01/2052 (Callable 03/01/2032)	2,805,000	2,968,892
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027	6,250,000	6,448,341
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)	3,500,000	3,709,321
Texas Municipal Gas Acquisition and Supply Corp. I, 4.51% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2025)	8,300,000	8,303,010
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)	280,000	281,668
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025) (a)	4,410,000	4,434,714
Viridian Municipal Management District
5.00%, 12/01/2025	170,000	171,780
5.00%, 12/01/2025	100,000	101,047
4.00%, 12/01/2026 (Callable 05/02/2025)	340,000	339,986
5.00%, 12/01/2027	250,000	261,984
5.00%, 12/01/2028	250,000	264,773
5.00%, 12/01/2028	200,000	211,819
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,832,813
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,562,553
7.25%, 09/01/2030	575,000	632,717
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,071,638
		273,624,188

Utah - 0.5%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2030 (Callable 07/01/2027) (d)	1,600,000	1,644,479
Duchesne County School District, 5.00%, 06/01/2025	200,000	200,606
Utah Charter School Finance Authority
5.00%, 04/15/2029	100,000	105,096
3.63%, 06/15/2029 (Callable 06/15/2027) (b)	850,000	812,765
5.00%, 04/15/2030	100,000	105,789
5.00%, 04/15/2031	100,000	106,537
5.00%, 04/15/2032	150,000	160,505
5.00%, 04/15/2033	155,000	166,350
5.00%, 04/15/2034	140,000	150,175
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	545,000	545,249
6.25%, 07/01/2055 (Callable 01/01/2033)	3,200,000	3,552,747
		7,550,298

Vermont - 0.2%
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 05/02/2025)	10,000	10,029
4.00%, 11/01/2048 (Callable 05/01/2027)	425,000	425,563
4.00%, 11/01/2049 (Callable 05/01/2028)	1,290,000	1,297,290
3.75%, 11/01/2050 (Callable 05/01/2029)	775,000	775,669
		2,508,551

Virginia - 1.6%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,000,000	970,839
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	355,000	357,228
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	5,000,000	5,188,228
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026) (a)	1,650,000	1,670,731
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,515,000	1,543,679
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027) (a)	2,000,000	2,001,474
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,533,949
Virginia College Building Authority, 4.00%, 02/01/2028 (Callable 02/01/2026)	325,000	327,166
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,417,693
Virginia Housing Development Authority
3.25%, 03/01/2029 (Callable 03/01/2026)	550,000	546,926
3.25%, 09/01/2029 (Callable 09/01/2026)	1,750,000	1,737,315
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026) (d)	3,500,000	3,564,162
5.00%, 08/01/2029	2,430,000	2,640,516
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,115,000	1,158,570
5.25%, 10/01/2029 (Callable 05/02/2025)	1,005,000	1,006,976
		25,665,452

Washington - 2.5%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 05/02/2025)	140,000	140,665
3.07% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	9,000,000	8,934,582
Central Washington University, 4.00%, 05/01/2026 (Callable 05/02/2025)	435,000	435,101
City of Seattle WA Municipal Light & Power Revenue, 3.12% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	8,855,000	8,738,520
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/22/2025) (a)	450,000	439,768
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,274,507
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 05/02/2025)	675,000	675,084
Seattle Housing Authority, 1.00%, 06/01/2026 (Callable 04/22/2025)	2,000,000	1,929,136
State of Washington, 5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,908,802
Tacoma Metropolitan Park District
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,706,333
4.00%, 12/01/2027	2,505,000	2,570,178
Washington Health Care Facilities Authority, 5.00%, 12/01/2026 (b)	285,000	294,555
Washington State Housing Finance Commission
6.00%, 07/01/2025 (b)	335,000	337,066
4.50%, 07/01/2030 (Callable 07/01/2025) (b)	2,530,000	2,519,984
6.50%, 07/01/2030 (Callable 07/01/2025) (b)	800,000	805,794
5.00%, 07/01/2033	1,745,000	1,884,197
4.75%, 01/01/2034 (Callable 01/01/2030) (b)	940,000	922,077
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,130,000	1,138,878
		39,655,227

West Virginia - 0.4%
West Virginia Housing Development Fund, 3.00%, 11/01/2026	2,080,000	2,061,370
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	909,140
5.00%, 06/01/2028	1,030,000	1,086,000
5.00%, 06/01/2029	1,095,000	1,167,831
5.00%, 06/01/2030	1,010,000	1,087,641
		6,311,982

Wisconsin - 4.1%
Appleton Redevelopment Authority, 3.08%, 06/01/2036 (Callable 04/01/2025) (a)	5,000,000	5,000,000
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 05/02/2025)	150,000	149,649
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	979,072
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 05/02/2025)	125,000	125,073
County of St Croix WI, 2.60%, 03/01/2027	625,000	610,459
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,504,589
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,328,696
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,308,411
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,097,494
Fall River School District
6.00%, 04/01/2026 (e)	585,000	602,190
6.00%, 04/01/2027 (e)	630,000	665,775
6.00%, 04/01/2028 (e)	270,000	292,605
6.00%, 04/01/2029 (e)	130,000	143,887
6.00%, 04/01/2030 (e)	140,000	157,607
6.00%, 04/01/2031 (e)	150,000	171,234
Public Finance Authority
5.00%, 04/01/2025	60,000	60,000
5.00%, 07/01/2025 (d)	265,000	265,625
5.00%, 07/01/2026 (d)	465,000	471,110
5.00%, 07/01/2027 (b)	290,000	296,600
5.00%, 10/01/2027 (b)	500,000	507,604
3.25%, 01/01/2028	1,000,000	965,254
5.00%, 07/01/2028 (b)	250,000	257,586
5.00%, 07/01/2028 (d)	1,245,000	1,282,397
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	1,520,000	1,617,603
5.25%, 12/01/2028	960,000	1,005,204
5.50%, 12/15/2028 (Callable 06/01/2025)	1,400,000	1,405,623
3.25%, 01/01/2029	860,000	818,168
5.00%, 07/01/2029 (d)	1,365,000	1,413,446
0.00%, 09/01/2029 (Callable 09/01/2026) (b)	216,000	157,422
5.00%, 10/01/2029 (b)	3,000,000	3,063,536
5.25%, 12/01/2029	1,010,000	1,065,589
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	1,900,000	1,883,823
5.00%, 07/01/2030 (b)	995,000	1,036,472
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	176,567
5.00%, 04/01/2029	165,000	171,564
5.00%, 04/01/2030	330,000	344,778
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	6,000,000	5,997,817
Wisconsin Center District
5.25%, 12/15/2027	35,000	36,323
0.00%, 12/15/2031	1,000,000	770,035
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2025 (Callable 04/22/2025)	660,000	660,564
2.75%, 08/15/2025 (Callable 05/02/2025)	1,440,000	1,436,024
4.00%, 09/15/2025	765,000	763,630
5.00%, 11/01/2025	245,000	245,847
5.00%, 02/15/2026	400,000	406,012
5.00%, 11/01/2026	1,065,000	1,076,660
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	7,000,000	7,114,028
4.00%, 09/15/2027	830,000	824,441
5.00%, 02/15/2028	515,000	535,829
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	834,541
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	3,450,000	3,512,649
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	60,000	59,852
4.00%, 03/01/2048 (Callable 03/01/2027)	90,000	90,254
4.25%, 03/01/2049 (Callable 09/01/2028)	355,000	358,225
		64,125,443

Wyoming - 0.3%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2025	950,000	953,227
5.00%, 06/15/2026	340,000	345,830
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	2,000,000	2,000,305
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	630,000	569,766
3.75%, 12/01/2049 (Callable 12/01/2028)	525,000	524,561
		4,393,689
TOTAL MUNICIPAL BONDS (Cost $1,558,725,683)		1,553,438,954

U.S. TREASURY SECURITIES - 0.7%	Par	Value
United States Treasury Note/Bond, 0.50%, 04/30/2027	12,000,000	11,190,937
TOTAL U.S. TREASURY SECURITIES (Cost $10,989,305)		11,190,937

SHORT-TERM INVESTMENTS - 1.5%		Value
Money Market Funds - 1.5%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03% (g)	23,365,957	23,365,957
TOTAL SHORT-TERM INVESTMENTS (Cost $23,365,957)		23,365,957

TOTAL INVESTMENTS - 100.9% (Cost $1,593,080,945)		1,587,995,848
Liabilities in Excess of Other Assets - (0.9)%		(13,643,682)
TOTAL NET ASSETS - 100.0%		$1,574,352,166
two		–%
Percentages are stated as a percent of net assets.		–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $94,788,732 or 6.0% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $49,182,928 or 3.1% of net assets.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Short-Term Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,553,438,954	$–	$1,553,438,954
U.S. Treasury Securities	–	11,190,937	–	11,190,937
Money Market Funds	23,365,957	–	–	23,365,957
Total Investments	$23,365,957	$1,564,629,891	$–	$1,587,995,848

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.